UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	05/31

Date of reporting period:	11/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2017

Semiannual Report

to Shareholders

Deutsche Floating Rate Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
23	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets

27	Financial Highlights
32	Notes to Financial Statements
42	Information About Your Fund’s Expenses
44	Advisory Agreement Board Considerations and Fee Evaluation
49	Account Management Resources
51	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the fund’s ability to participate in restructuring or acquiring some senior loans. Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Floating rate loans tend to be rated below investment grade. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Floating Rate Fund

Letter to Shareholders

Dear Shareholder:

“Synchronous growth” is the catchphrase for the current market environment — positive momentum in the U.S. as well as for most of the major economies of the globe.

Overseas, both developed and emerging markets continue to improve, marked by low inflation rates, growing corporate earnings and attractive valuations. Here in the U.S., activity remains solid with only limited signs of overheating. Given the notable gains of the past year, a short-term pull-back would not be a surprise. Nevertheless, strong fundamentals remain supportive of this expansion, making it the second longest run in history this spring.

Solid income growth, improvements in net worth, manageable debt, elevated confidence and firm labor markets should continue to support consumer spending. Business investment is also showing signs of picking up, supported by improved confidence, favorable financial conditions and the recent tax reform bill.

The full effect of the new tax policy remains to be seen. While markets can respond almost instantly, and seem to have done so, the economy itself takes time to respond. Our economists believe that the net benefit may be fairly modest with the main beneficiaries being consumption and business investment.

All told, we believe this environment favors a long-term approach, with a focus on thoughtful asset, geographic and sector allocation, rather than market timing calls.

As always, we invite you to visit our website — deutschefunds.com — where you will find the most current insights from our CIO, economists and investment specialists.

Thank you for allowing us to help you address your investment needs.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Floating Rate Fund	3

Performance Summary	November 30, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
Unadjusted for Sales Charge	0.41%	2.35%	1.63%	3.25%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–2.35%	0.46%	1.06%	2.96%
S&P®/LSTA Leveraged Loan Index†	1.72%	4.91%	4.11%	4.84%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.62%	1.70%	3.13%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–0.20%	1.14%	2.84%
S&P®/LSTA Leveraged Loan Index†		5.30%	4.09%	4.72%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
Unadjusted for Sales Charge	–0.08%	1.48%	0.86%	2.51%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–1.06%	1.48%	0.86%	2.51%
S&P®/LSTA Leveraged Loan Index†	1.72%	4.91%	4.11%	4.84%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.99%	0.96%	2.40%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		1.99%	0.96%	2.40%
S&P®/LSTA Leveraged Loan Index†		5.30%	4.09%	4.72%

Class R6	6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 11/30/17
No Sales Charges	0.54%	2.62%	0.81%
S&P®/LSTA Leveraged Loan Index†	1.72%	4.91%	3.90%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
No Sales Charges		3.14%	0.71%
S&P®/LSTA Leveraged Loan Index†		5.30%	3.87%

4	Deutsche Floating Rate Fund

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
No Sales Charges	0.48%	2.50%	1.78%	3.40%
S&P®/LSTA Leveraged Loan Index†	1.72%	4.91%	4.11%	4.84%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
No Sales Charges		2.89%	1.86%	3.29%
S&P®/LSTA Leveraged Loan Index†		5.30%	4.09%	4.72%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
No Sales Charges	0.41%	2.48%	1.86%	3.49%
S&P®/LSTA Leveraged Loan Index†	1.72%	4.91%	4.11%	4.84%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
No Sales Charges		2.88%	1.94%	3.38%
S&P®/LSTA Leveraged Loan Index†		5.30%	4.09%	4.72%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2017 are 1.21%, 1.97%, 0.88%, 1.04% and 0.95% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Deutsche Floating Rate Fund	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Class A shares’ growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on October 1, 2014.

†	The Standard & Poor’s and the Loan Syndications and Trading Association’s (S&P/LSTA) Leveraged Loan Index is an unmanaged, market-value-weighted total return index that tracks outstanding balance and current spread over LIBOR for fully funded term loans.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
11/30/17	$8.24	$8.28	$8.24	$8.23	$8.23
5/31/17	$8.37	$8.41	$8.37	$8.36	$8.37
Distribution Information as of 11/30/17
Income Dividends, Six Months	$.16	$.13	$.17	$.17	$.17

6	Deutsche Floating Rate Fund

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2017.

–	Joined Deutsche Asset Management in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Head of US High Yield Bonds: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Mark L. Rigazio, Director

Portfolio Manager of the fund. Began managing the fund in 2016.

–	Rejoined Deutsche Asset Management in 2007 with 13 years of industry experience. Prior to rejoining, he served as an Investment Analyst at Fidelity Management & Research Company. Previously, he was a High Yield Analyst at Deutsche Asset Management and at Flagship Capital. Earlier, he held various banking, finance and accounting roles at Banc of America Securities, Art Technology Group, PricewaterhouseCoopers and Tonneson & Company CPAs.

–	Portfolio Manager for Leveraged Loans: Boston.

–	BS and MBA, Bentley University.

Deutsche Floating Rate Fund	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Net Assets)	11/30/17	5/31/17
Loan Participations and Assignments	91%	91%
Exchange-Traded Funds	6%	5%
Corporate Bonds	2%	2%
Cash Equivalents and Other Assets and Liabilities, Net	1%	2%
Common Stocks	0%	0%
	100%	100%

Quality (As a % of Investment Portfolio excluding Common Stocks, Warrants, Exchange-Traded Funds and Cash Equivalents)	11/30/17	5/31/17
BBB	10%	7%
BB	33%	39%
B	48%	48%
Below B	6%	4%
Not Rated	3%	2%
	100%	100%

Credit quality represents the rating of Standard & Poor’s Corporation and is their opinion as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification (As a % of Loan Participations and Assignments, Corporate Bonds and Common Stocks)	11/30/17	5/31/17
Consumer Discretionary	20%	18%
Industrials	17%	19%
Materials	14%	15%
Information Technology	11%	10%
Telecommunication Services	11%	7%
Energy	7%	7%
Consumer Staples	6%	6%
Health Care	5%	7%
Financials	5%	7%
Utilities	4%	4%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 49 for contact information.

8	Deutsche Floating Rate Fund

Investment Portfolio	as of November 30, 2017 (Unaudited)

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 91.0%
Senior Loans**
Consumer Discretionary 17.5%
1011778 B.C. Unlimited Liability Co., Term Loan B3
3-month USD-LIBOR + 2.25%, 3.583%, 2/16/2024	1,246,083	1,246,993
1-month USD-LIBOR + 2.25%, 3.600%, 2/16/2024	1,946,306	1,947,727
Abercrombie & Fitch Management Co., Term Loan B, 1-month USD LIBOR + 3.750%, 5.08%, 8/7/2021	1,266,250	1,263,084
Academy Ltd., Term Loan B,
3-month USD-LIBOR + 4.000%, 5.318%, 7/1/2022	298,369	241,017
3-month USD-LIBOR + 4.000%, 5.234%, 7/1/2022	1,992	1,609
3-month USD-LIBOR + 4.000%, 5.313%, 7/1/2022	355,134	286,870
3-month USD-LIBOR + 4.000%, 5.313%, 7/1/2022	158,476	128,014
3-month USD-LIBOR + 4.000%, 5.313%, 7/1/2022	143,029	115,536
Altice Financing SA, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.112%, 1/5/2026	1,288,735	1,254,906
Altice U.S. Finance I Corp., Term Loan, 1-month USD-LIBOR + 2.250%, 3.6%, 7/28/2025	1,955,175	1,944,988
Amaya Holdings BV, Term Loan B, 3-month USD LIBOR + 3.500%, 4.833%, 8/1/2021	2,947,236	2,967,661
AMC Entertainment, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.5%, 12/15/2023	1,240,625	1,241,791
American Axle & Manufacturing, Inc., Term Loan B
1-month USD-LIBOR + 2.25%, 3.580%, 4/6/2024	336,718	338,192
3-month USD-LIBOR + 2.25%, 3.620%, 4/6/2024	346,935	348,453
Aristocrat Leisure Ltd.:
Term Loan, 3-month USD LIBOR + 2.000%, 3.357%, 9/19/2024	407,111	409,757
Term Loan B, 3-month USD LIBOR + 2.000%, 3.363%, 10/20/2021	1,300,284	1,308,619
Bass Pro Group LLC, Term Loan B, 1-month USD LIBOR + 5.000%, 6.35%, 9/25/2024	1,500,000	1,469,535
Belron SA, Term Loan B, 3-month USD LIBOR + 2.500%, 3.892%, 11/7/2024	675,914	681,723
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 4.336%, 9/27/2024	1,608,750	1,619,376
Capital Automotive LP, Second Lien Term Loan, 1-month USD LIBOR + 6.000%, 7.35%, 3/24/2025	455,203	468,859
CDS U.S. Intermediate Holdings, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.750%, 5.083%, 7/8/2022	1,087,983	1,089,343
CH Hold Corp.:
First Lien Term Loan, 1-month USD LIBOR + 3.000%, 4.35%, 2/1/2024	559,008	564,248
Second Lien Term Loan, 1-month USD LIBOR + 7.250%, 8.6%, 2/1/2025 (a)	360,000	369,000
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 3.514%, 7/17/2025	2,576,615	2,566,154

The accompanying notes are an integral part of the financial statements.

Deutsche Floating Rate Fund	9

	Principal Amount ($)	Value ($)
Delta 2 (LUX) SARL, Term Loan B3, 1-month USD LIBOR + 3.000%, 4.35%, 2/1/2024	1,840,909	1,853,759
Dollar Tree, Inc., Term Loan B2, 4.25%, 7/6/2022	1,500,000	1,516,875
Eldorado Resorts LLC, Term Loan B
1-month USD-LIBOR + 2.25%, 3.500%, 4/17/2024	42,672	42,716
3-month USD-LIBOR + 2.25%, 3.500%, 4/17/2024	173,696	173,877
1-month USD-LIBOR + 2.25%, 3.625%, 4.17/2024	164,483	164,654
Fitness International LLC, Term Loan B, 1-month USD LIBOR + 3.500%, 4.85%, 7/1/2020	975,835	991,288
Four Seasons Hotels Ltd., First Lien Term Loan, 1-month USD LIBOR + 2.500%, 3.85%, 11/30/2023	1,651,869	1,662,995
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD LIBOR + 3.250%, 4.6%, 8/18/2023	351,299	353,933
ION Media Networks, Inc., Term Loan B3, 1-month USD LIBOR + 3.000%, 4.43%, 12/18/2020	2,241,805	2,248,810
Jeld-Wen, Inc., Term Loan B, 3-month USD LIBOR + 3.000%, 4.333%, 7/1/2022	2,388,068	2,408,964
KAR Auction Services, Inc., Term Loan B5, 3-month USD LIBOR + 2.500%, 3.875%, 3/9/2023	773,902	779,868
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 4.083%, 8/18/2021	1,961,595	1,967,735
Multi Color Corp., Term Loan B, 1-month USD LIBOR + 2.250%, 3.6%, 10/31/2024	401,836	404,932
Neiman Marcus Group Ltd., LLC, Term Loan, 3-month USD LIBOR + 3.250%, 4.74%, 10/25/2020	825,000	676,327
NEP/NCP Holdco, Inc.:
Term Loan, 1-month USD LIBOR + 3.250%, 4.6%, 7/21/2022	1,457,121	1,465,011
Second Lien Term Loan, 1-month USD LIBOR + 7.000%, 8.246%, 1/23/2023	562,710	567,282
Numericable Group SA, Term Loan B11, 3-month USD LIBOR + 2.750%, 4.13%, 7/31/2025	1,326,667	1,298,475
Penn National Gaming, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 3.85%, 1/19/2024	298,500	300,491
PetSmart, Inc., Term Loan B2, 1-month USD LIBOR + 3.000%, 4.34%, 3/11/2022	4,195,607	3,632,347
Scientific Games International, Inc., Term Loan B4, 1-month USD LIBOR + 3.250%, 4.673%, 8/14/2024	1,630,000	1,646,528
Serta Simmons Bedding LLC, First Lien Term Loan,
3-month USD-LIBOR + 3.500%, 4.897%, 11/8/2023	287,497	278,800
3-month USD-LIBOR + 3.500%, 4.835%, 11/8/2023	1,036,907	1,005,541
Springer Science+Business Media Deutschland GmbH, Term Loan B9, 3-month USD LIBOR + 3.500%, 4.979%, 8/14/2020	1,265,434	1,272,027
SRAM LLC, Term Loan,
2-month USD-LIBOR + 3.25%, 4.629%, 4/4/4552	595,621	600,832
3-month USD-LIBOR + 3.25%, 4.686%, 4/4/4552	364,696	367,887
Telenet Financing USD LLC, Term Loan AI, 1-month USD LIBOR + 2.750%, 4.0%, 6/30/2025	1,666,667	1,671,184
The Men’s Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	1,500,000	1,465,005

The accompanying notes are an integral part of the financial statements.

10	Deutsche Floating Rate Fund

	Principal Amount ($)	Value ($)
TI Group Automotive Systems LLC, Term Loan, 1-month USD LIBOR + 2.750%, 4.1%, 6/30/2022	1,838,161	1,848,215
UPC Financing Partnership, Term Loan AR, 1-month USD LIBOR + 2.500%, 3.75%, 1/15/2026	1,255,000	1,257,485
Virgin Media Bristol LLC:
Term Loan I, 3-month USD LIBOR + 2.750%, 4.231%, 1/31/2025	2,750,000	2,752,076
Term Loan, 3-month USD LIBOR + 2.500%, 3.75%, 1/31/2026	2,357,877	2,359,657
William Morris Endeavor Entertainment LLC, First Lien Term Loan
2-month USD-LIBOR + 3.25%, 4.570%, 5/6/2021	7,243	7,270
3-month USD-LIBOR + 3.25%, 4.640%, 5/6/2021	2,868,264	2,879,034
WMG Acquisition Corp., Term Loan D, 1-month USD LIBOR + 2.500%, 3.828%, 11/1/2023	1,427,335	1,431,238
World Triathlon Corp., Term Loan, 3-month USD LIBOR + 4.250%, 5.583%, 6/26/2021	679,452	681,151

		67,907,724

Consumer Staples 5.5%
Albertson’s LLC, Term Loan B6, 3-month USD-LIBOR + 3.000%, 4.462%, 6/22/2023	1,789,493	1,743,476
Centerplate, Inc., Term Loan A, 1-month USD LIBOR + 3.750%, 5.057%, 11/26/2019	1,066,107	1,066,107
Darling International, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 3.857%, 1/6/2021	2,677,607	2,707,730
Fairway Group Acquisition Co.:
Term Loan, 4.50%, 1/3/2020* (a) (PIK)	2,256,132	0
Term Loan, 4.00%, 10/3/2021* (a) (PIK)	1,974,565	0
Galleria Co., Term Loan B, 1-month USD LIBOR + 3.000%, 4.25%, 9/29/2023	1,000,000	1,003,130
General Nutrition Centers, Inc., Term Loan, 1-month USD-LIBOR + 1.500%, 5.75%, 3/4/2019	1,000,000	943,750
Golden Nugget, Inc., Term Loan,
2-month USD-LIBOR + 3.250%, 4.656%, 10/4/2023	847,204	854,676
2-month USD-LIBOR + 3.250%, 4.554%, 10/4/2023	1,118,214	1,128,077
JBS U.S.A. LLC, Term Loan B, 1-month USD LIBOR + 2.500%, 3.764%, 10/30/2022	4,753,470	4,663,154
TKC Holdings, Inc., First Lien Term Loan,
2-month USD-LIBOR + 4.25%, 5.673%, 2/1/2023	1,608,381	1,628,993
1-month USD-LIBOR + 4.25%, 5.600%, 2/1/2023	4,051	4,103
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.1%, 6/27/2023	2,474,937	2,491,952
Weight Watchers International, Inc.:
Term Loan B, 3-month USD LIBOR + 4.750%, 6.45%, 11/17/2024	1,813,284	1,789,485
Term Loan B2, 3-month USD LIBOR + 3.250%, 4.59%, 4/2/2020	1,349,235	1,346,098

		21,370,731

The accompanying notes are an integral part of the financial statements.

Deutsche Floating Rate Fund	11

	Principal Amount ($)	Value ($)
Energy 6.3%
California Resources Corp., First Lien Term Loan, 3-month USD LIBOR + 4.750%, 6.24%, 11/8/2022	1,881,506	1,856,821
Chesapeake Energy Corp., Term Loan, 3-month USD LIBOR + 7.500%, 8.954%, 8/23/2021	750,000	800,625
Crestwood Holdings LLC, Term Loan B1, 3-month USD LIBOR + 8.000%, 9.436%, 6/19/2019	402,752	404,766
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 3.283%, 2/2/2024	1,862,168	1,856,348
Fieldwood Energy LLC:
First Lien Term Loan, 3-month USD LIBOR + 2.875%, 4.208%, 9/28/2018	500,000	485,000
First Lien Term Loan, 3-month USD LIBOR + 7.125%, 8.458%, 9/30/2020	1,000,000	708,330
Gavilan Resources LLC, Second Lien Term Loan, 1-month USD LIBOR + 6.000%, 7.245%, 3/1/2024	900,000	891,000
Gulf Finance LLC, Term Loan B, 3-month USD LIBOR + 5.250%, 6.59%, 8/25/2023	2,977,656	2,798,997
Houston Fuel Oil Co., LLC, Term Loan B, 3-month USD LIBOR + 3.500%, 4.83%, 8/19/2021	2,211,832	2,232,568
Medallion Midland Acquisition LLC, First Lien Term Loan, 3-month USD LIBOR + 3.250%, 4.562%, 10/30/2024	317,861	319,053
MEG Energy Corp., Term Loan B, 3-month USD-LIBOR + 3.500%, 4.833%, 12/31/2023	4,338,200	4,346,334
Murray Energy Corp., Term Loan B2, 3-month USD LIBOR + 7.250%, 8.583%, 4/16/2020	1,406,032	1,255,326
TPF II Power LLC, Term Loan B, 1-month USD LIBOR + 3.750%, 5.1%, 10/2/2023	2,715,082	2,741,866
Ultra Resources, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.000%, 4.413%, 4/12/2024	2,000,000	2,001,250
Veresen Midstream LP, Term Loan B, 1-week USD LIBOR + 3.000%, 4.35%, 3/31/2022	1,741,105	1,755,800

		24,454,084

Financials 4.8%
AmWINS Group, Inc., Term Loan B,
1-month USD-LIBOR + 2.750%, 4.100%, 1/25/2024	706,786	709,602
1-month USD-LIBOR + 2.750%, 4.000%, 1/25/2024	285,714	286,853
Asurion LLC:
Term Loan B4, 1-month USD LIBOR + 2.750%, 4.1%, 8/4/2022	913,445	918,775
Term Loan B5, 1-month USD LIBOR + 3.000%, 4.35%, 11/3/2023	2,730,949	2,745,451
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2, 1-month USD LIBOR + 2.250%, 3.533%, 4/3/2022	1,765,000	1,768,230
Black Knight InfoServ LLC, Term Loan B, 1-month USD LIBOR + 2.250%, 3.625%, 5/27/2022	1,466,250	1,478,163

The accompanying notes are an integral part of the financial statements.

12	Deutsche Floating Rate Fund

	Principal Amount ($)	Value ($)
Brand Energy & Infrastructure Services, Inc., Term Loan,
3-month USD-LIBOR + 4.250%, 5.583%, 6/21/2024	6,750	6,789
3-month USD-LIBOR + 4.250%, 5.628%, 6/21/2024	430,088	432,589
3-month USD-LIBOR + 4.250%, 5.613%, 6/21/2024	2,256,412	2,269,533
Duff & Phelps Corp., First Lien Term Loan, 3-month USD LIBOR + 3.250%, 4.607%, 10/14/2024	489,215	490,438
First Eagle Holdings, Inc., First Lien Term Loan B, 3-month USD LIBOR + 3.000%, 4.365%, 12/1/2022	959,135	969,325
Forterra Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 4.35%, 10/25/2023	1,019,854	924,457
LPL Holdings, Inc., First Lien Term Loan B
3-month USD-LIBOR + 2.25%, 3.576%, 9/23/2024	539,375	541,398
6-month USD-LIBOR + 2.25%, 3.729%, 9/23/2024	539,375	541,397
MGM Growth Properties Operating Partnership LP, Term Loan B, 1-month USD LIBOR + 2.250%, 3.6%, 4/25/2023	985,000	990,541
SAM Finance Lux SARL, Term Loan, 3-month USD LIBOR + 3.250%, 4.571%, 12/17/2020	1,545,682	1,555,343
The Geo Group, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.57%, 3/22/2024	597,000	599,239
Victory Capital Management, Inc., Term Loan B, 3-month USD LIBOR + 5.250%, 6.583%, 10/31/2021	1,393,112	1,414,008

		18,642,131

Health Care 4.7%
Acadia Healthcare Co., Inc.:
Term Loan B2, 1-month USD LIBOR + 2.750%, 3.992%, 2/16/2023	1,942,727	1,956,695
Term Loan B1, 1-month USD LIBOR + 2.750%, 4.1%, 2/11/2022	493,655	497,870
Amneal Pharmaceuticals LLC, Term Loan, 3-month USD LIBOR + 3.500%, 4.833%, 11/1/2019	1,493,275	1,502,376
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 1-week USD LIBOR + 2.250%, 3.452%, 1/31/2025	1,592,000	1,598,256
Halyard Health, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.1%, 11/1/2021	1,500,000	1,511,250
Horizon Pharma, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 4.563%, 3/29/2024	1,214,508	1,221,340
Mallinckrodt International Finance SA, Term Loan B, 3-month USD LIBOR + 2.750%, 4.083%, 9/24/2024	1,163,713	1,165,011
MPH Acquisition Holdings LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 4.333%, 6/7/2023	2,893,113	2,898,769
Parexel International Corp., Term Loan B, 1-month USD LIBOR + 3.000%, 4.35%, 9/27/2024	2,485,865	2,503,217
Quintiles IMS, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 3.321%, 1/17/2025	1,474,788	1,484,662
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD-LIBOR + 3.500%, 4.75%, 4/1/2022	1,720,876	1,747,119

		18,086,565

The accompanying notes are an integral part of the financial statements.

Deutsche Floating Rate Fund	13

	Principal Amount ($)	Value ($)

Industrials 16.2%
Accudyne Industries LLC, Term Loan, 3-month USD LIBOR + 3.750%, 5.083%, 8/2/2024	1,680,000	1,690,735
Advantage Sales & Marketing, Inc.:
First Lien Term Loan,
2-month USD-LIBOR + 3.25%, 4.562%, 7/23/2021	1,643	1,601
3-month USD-LIBOR + 3.25%, 4.628%, 7/23/2021	635,848	619,621
Second Lien Term Loan, 3-month USD LIBOR + 6.500%, 7.878%, 7/25/2022	250,000	220,937
Apex Tool Group LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 4.6%, 1/31/2020	939,400	937,052
Beacon Roofing Supply, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.74%, 8/23/2024	729,956	733,000
Blackboard, Inc., Term Loan B4, 3-month USD LIBOR + 5.000%, 6.354%, 6/30/2021	1,124,857	1,100,605
Brickman Group Ltd. LLC, First Lien Term Loan,
1-month USD-LIBOR + 3.00%, 4.283%, 12/18/2020	630,282	633,946
2-month USD-LIBOR + 3.00%, 4.314%, 12/18/2020	3,711	3,733
3-month USD-LIBOR + 3.00%, 4.380%, 12/18/2020	772,832	777,326
Camelot UK Holdco Ltd., Term Loan B, 1-month USD LIBOR + 3.250%, 4.6%, 10/3/2023	3,730,960	3,726,154
Clark Equipment Co., Term Loan B, 3-month USD LIBOR + 2.500%, 3.833%, 5/18/2024	690,488	694,890
Coach America Holdings, Inc., Letter of Credit, 12-month USD LIBOR + 5.75%, 4/20/2018* (a)	1,693,059	169
Crossmark Holdings, Inc., Second Lien Term Loan, 3-month USD LIBOR + 7.500%, 8.833%, 12/21/2020	1,000,000	170,000
DTZ U.S. Borrower LLC, First Lien Term Loan,
3-month USD-LIBOR + 3.250%, 4.630%, 11/4/2021	829,098	817,051
3-month USD-LIBOR + 3.250%, 4.729%, 11/4/2021	1,942,931	1,914,700
3-month USD-LIBOR + 3.250%, 4.729%, 11/4/2021	7,437	7,329
3-month USD-LIBOR + 3.250%, 4.583%, 11/4/2021	2,171	2,140
3-month USD-LIBOR + 3.250%, 4.630%, 11/4/2021	47,341	46,653
3-month USD-LIBOR + 3.250%, 4.583%, 11/4/2021	118,258	116,540
Garda World Security Corp., Term Loan, 3-month USD LIBOR + 3.500%, 5.247%, 5/24/2024	2,769,588	2,785,859
Gardner Denver, Inc., Term Loan B, 3-month USD LIBOR + 2.750%, 4.083%, 7/30/2024	2,483,623	2,495,271
Gates Global LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 4.388%, 4/1/2024	3,547,897	3,572,289
Generac Power Systems, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.585%, 5/31/2023	1,826,720	1,835,086
IG Investment Holdings LLC, First Lien Term Loan, 3-month USD LIBOR + 3.500%, 4.888%, 10/29/2021	1,583,006	1,596,857
Infor (U.S.), Inc., Term Loan B6, 3-month USD LIBOR + 2.750%, 4.083%, 2/1/2022	2,956,427	2,957,343
Inmar Holdings, Inc., First Lien Term Loan, 2-month USD LIBOR + 3.500%, 4.917%, 5/1/2024	1,895,250	1,900,775

The accompanying notes are an integral part of the financial statements.

14	Deutsche Floating Rate Fund

	Principal Amount ($)	Value ($)
Kenan Advantage Group, Inc.:
Term Loan, 1-month USD LIBOR + 3.000%, 4.35%, 7/31/2022	836,332	841,208
Term Loan B, 1-month USD LIBOR + 3.000%, 4.35%, 7/31/2022	230,224	231,566
MacDonald, Dettwiler and Associates Ltd., Term Loan B, 3-month USD LIBOR + 2.750%, 4.1%, 10/4/2024	1,745,000	1,754,816
Monitronics International, Inc., Term Loan B2, 3-month USD LIBOR + 5.500%, 6.833%, 9/30/2022	903,343	888,551
Peak 10, Inc., First Lien Term Loan, 2-month USD LIBOR + 3.500%, 4.816%, 8/1/2024	1,363,637	1,369,814
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.1%, 11/15/2023	2,762,273	2,773,005
Rexnord LLC, Term Loan B
3-month USD-LIBOR + 2.75%, 4.115%, 8/21/2023	1,117,602	1,120,877
3-month USD-LIBOR + 2.75%, 4.080%, 8/21/2023	968,589	971,427
1-month USD-LIBOR + 2.75%, 4.016%, 8/21/2023	289,574	290,422
Sabre GLBL, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.6%, 2/22/2024	3,601,346	3,620,847
Science Applications International Corp., Term Loan B, 3-month USD LIBOR + 2.500%, 3.938%, 9/26/2018	702,866	708,137
SRS Distribution, Inc., Term Loan B
3-month USD-LIBOR + 3.25%, 4.583%, 8/25/2022	865,023	872,229
1-month USD-LIBOR + 3.25%, 4.600%, 8/25/2022	1,225,831	1,236,042
Staples, Inc., Term Loan B, 3-month USD LIBOR + 4.000%, 5.31%, 9/12/2024	2,735,000	2,626,092
TransDigm, Inc., Term Loan E
3-month USD-LIBOR + 3.00%, 4.333%, 5/14/2022	967,785	971,414
1-week USD-LIBOR + 3.00%, 4.350%, 5/14/2022	1,942,057	1,949,340
Travelport Finance (Luxembourg) SARL, Term Loan, 3-month USD LIBOR + 2.750%, 4.166%, 9/2/2021	1,331,299	1,331,685
Vantiv LLC:
Term Loan B1, 3-month USD LIBOR + 2.000%, 3.49%, 9/18/2024	389,789	391,494
Term Loan B4, 1-month USD LIBOR + 2.000%, 3.25%, 8/7/2024	888,892	894,523
Welbilt, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.1%, 3/3/2023	2,507,692	2,529,635
Wrangler Buyer Corp., Term Loan B, 1-month USD LIBOR + 3.000%, 4.35%, 9/27/2024	948,444	955,894
WTG Holdings III Corp., First Lien Term Loan, 3-month USD LIBOR + 3.750%, 5.083%, 1/15/2021	1,375,925	1,387,111
XPO Logistics, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.599%, 11/1/2021	1,737,232	1,748,003

		62,821,794

Information Technology 10.0%
Almonde, Inc.:
First Lien Term Loan, 3-month USD LIBOR + 3.500%, 4.979%, 6/13/2024	2,098,162	2,099,232
Second Lien Term Loan, 3-month USD LIBOR + 7.250%, 8.729%, 6/13/2025	571,428	573,928

The accompanying notes are an integral part of the financial statements.

Deutsche Floating Rate Fund	15

	Principal Amount ($)	Value ($)
BMC Software Finance, Inc., Term Loan, 1-month USD LIBOR + 3.750%, 5.1%, 9/10/2022	1,295,342	1,299,979
Change Healthcare Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.1%, 3/1/2024	5,673,869	5,695,515
Cypress Intermediate Holdings III, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 4.35%, 4/27/2024	2,244,375	2,251,388
Dell, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.000%, 3.35%, 9/7/2023	5,453,303	5,463,010
Diebold, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.0%, 11/6/2023	472,625	473,809
First Data Corp.:
Term Loan, 1-month USD LIBOR + 2.250%, 3.563%, 7/8/2022	2,281,930	2,285,181
Term Loan, 1-month USD-LIBOR + 2.250%, 3.563%, 4/26/2024	3,553,292	3,557,734
Kronos, Inc.:
Term Loan B
1-month USD-LIBOR + 3.5%, 4.839%, 11/1/2023	11,721	11,794
3-month USD-LIBOR + 3.5%, 4.903%, 11/1/2023	4,653,088	4,682,193
Second Lien Term Loan, 3-month USD LIBOR + 8.250%, 9.627%, 11/1/2024	1,000,000	1,034,585
MA FinanceCo., LLC, Term Loan B3, 3-month USD LIBOR + 2.750%, 4.063%, 6/21/2024	77,387	77,689
PSAV Holdings LLC, Term Loan B,
3-month USD-LIBOR + 3.500%, 4.885%, 4/27/2024	1,053,379	1,063,587
3-month USD-LIBOR + 3.500%, 4.853%, 4/27/2024	1,011,244	1,021,043
Riverbed Technology, Inc., Term Loan, 1-month USD LIBOR + 3.250%, 4.6%, 4/24/2022	1,458,629	1,436,246
Rovi Solutions Corp., Term Loan B, 1-month USD LIBOR + 2.500%, 3.85%, 7/2/2021	454,283	457,052
Seattle Spinco, Inc., Term Loan B3, 3-month USD LIBOR + 2.750%, 4.063%, 6/21/2024	522,613	524,654
Tempo Acquisition LLC, Term Loan, 1-month USD LIBOR + 3.000%, 4.35%, 5/1/2024	3,491,250	3,489,068
Western Digital Corp., Term Loan B, 3-month USD LIBOR + 2.000%, 3.313%, 4/29/2023	1,170,145	1,175,867

		38,673,554

Materials 12.4%
American Rock Salt Co., LLC:
First Lien Term Loan,
3-month USD-LIBOR + 3.75%, 5.100%, 5/20/2021	2,554	2,557
1-month USD-LIBOR + 3.75%, 5.229%, 5/20/2021	978,029	979,403
Term Loan, 1-month USD LIBOR + 3.750%, 5.229%, 5/20/2021	429,586	430,189
Berry Plastics Group, Inc., Term Loan K, 1-month USD-LIBOR + 2.250%, 3.496%, 2/8/2020	1,344,394	1,347,755
BWAY Holding Co., Term Loan B
2-month USD-LIBOR + 3.25%, 4.522%, 4/3/2024	5,754	5,788
3-month USD-LIBOR + 3.25%, 4.599%, 4/3/2024	2,290,158	2,303,246

The accompanying notes are an integral part of the financial statements.

16	Deutsche Floating Rate Fund

	Principal Amount ($)	Value ($)
Chemours Co., Term Loan B, 1-month USD LIBOR + 2.500%, 3.85%, 5/12/2022	1,482,493	1,497,785
Consolidated Container Co., LLC, First Lien Term Loan, 1-month USD LIBOR + 3.500%, 4.85%, 5/22/2024	840,000	845,775
CPG International, Inc., Term Loan, 3-month USD LIBOR + 3.750%, 5.083%, 5/3/2024	1,453,652	1,460,317
Diamond (BC) BV, Term Loan, 2-month USD LIBOR + 3.000%, 4.423%, 9/6/2024	1,923,077	1,928,298
H.B. Fuller Co., Term Loan B, 1-month USD LIBOR + 2.250%, 3.533%, 10/12/2024	4,371,394	4,394,169
Huntsman International LLC, Term Loan B2, 1-month USD LIBOR + 3.000%, 4.35%, 4/1/2023	1,072,876	1,081,594
INEOS Styrolution Group GmbH, First Lien Term Loan, 3-month USD LIBOR + 2.750%, 4.083%, 4/1/2024	1,623,111	1,629,197
MacDermid, Inc., Term Loan B6, 1-month USD-LIBOR + 3.000%, 4.35%, 6/7/2023	3,496,963	3,520,270
Minerals Technologies, Inc.
1-month USD-LIBOR + 2.25%, 3.580%, 2/14/2024	25,067	25,355
1-month USD-LIBOR + 2.25%, 3.520%, 2/14/2024	1,418,801	1,435,060
3-month USD-LIBOR + 2.25%, 3.580%, 2/14/2024	626,679	633,861
New Arclin U.S. Holding Corp., First Lien Term Loan, 3-month USD LIBOR + 4.250%, 5.583%, 2/14/2024	837,900	845,760
Peabody Energy Corp., Term Loan, 1-month USD LIBOR + 3.500%, 4.85%, 3/31/2022	1,396,279	1,411,694
Proampac PG Borrower LLC, First Lien Term Loan
3-month USD-LIBOR + 4.00%, 5.380%, 11/18/2023	408,951	411,636
1-month USD-LIBOR + 4.00%, 5.283%, 11/18/2023	825,619	831,039
3-month USD-LIBOR + 4.00%, 5.436%, 11/18/2023	525,277	528,725
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 4.1%, 2/5/2023	6,595,171	6,635,006
SIG Combibloc U.S. Acquisition, Inc., Term Loan, 1-month USD LIBOR + 3.000%, 4.35%, 3/13/2022	3,537,086	3,561,404
Tronox Blocked Borrower LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 4.323%, 9/22/2024	1,476,817	1,490,972
Tronox Finance LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 4.323%, 9/22/2024	3,408,040	3,440,706
Univar, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 3.992%, 7/1/2022	5,365,816	5,389,291

		48,066,852

Telecommunication Services 9.8%
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.1%, 1/31/2025	5,749,999	5,523,018
Colorado Buyer, Inc.:
Term Loan B, 3-month USD LIBOR + 3.000%, 4.38%, 5/1/2024	748,125	753,081
Second Lien Term Loan, 3-month USD LIBOR + 7.250%, 8.63%, 5/1/2025	350,000	355,833

The accompanying notes are an integral part of the financial statements.

Deutsche Floating Rate Fund	17

	Principal Amount ($)	Value ($)
Communications Sales & Leasing, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 4.35%, 10/24/2022	1,470,000	1,420,395
Consolidated Communications, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 4.35%, 10/4/2023	499,385	492,311
Frontier Communications Corp., Term Loan B1, 1-month USD LIBOR + 3.750%, 5.09%, 6/15/2024	2,392,750	2,286,871
Intelsat Jackson Holdings SA, Term Loan B2, 3-month USD LIBOR + 2.750%, 4.071%, 6/30/2019	4,000,000	3,994,380
Level 3 Financing, Inc., Term Loan B, 3-month USD-LIBOR + 2.250%, 3.696%, 2/22/2024	5,325,000	5,327,077
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 3.875%, 2/2/2024	5,716,138	5,723,998
Syniverse Holdings, Inc., Term Loan, 1-week USD LIBOR + 3.000%, 4.242%, 4/23/2019	611,968	604,089
Telesat Canada, Term Loan B4, 2-month USD LIBOR + 3.000%, 4.32%, 11/17/2023	3,861,073	3,888,023
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 3.563%, 1/19/2024	4,170,199	4,187,172
Ziggo Secured Finance Partnership, Term Loan E, 1-month USD LIBOR + 2.500%, 3.75%, 4/15/2025	3,500,000	3,484,687

		38,040,935

Utilities 3.8%
Alison Bidco SARL:
First Lien Term Loan B1, 3-month USD LIBOR + 4.500%, 5.878%, 8/29/2021	970,000	966,770
First Lien Term Loan B2, 3-month USD LIBOR + 4.500%, 5.878%, 8/29/2021	970,000	966,770
Astoria Energy LLC, Term Loan B, 1-month USD LIBOR + 4.000%, 5.35%, 12/24/2021	831,701	836,383
Calpine Corp.:
Term Loan B6, 3-month USD LIBOR + 2.750%, 4.09%, 1/15/2023	1,945,152	1,951,055
Term Loan B5, 3-month USD-LIBOR + 2.750%, 4.09%, 1/15/2024	2,426,339	2,431,653
Dynegy, Inc., Term Loan C, 1-month USD LIBOR + 3.250%, 4.6%, 2/7/2024	3,176,502	3,198,356
ExGen Renewables IV LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 4.468%, 11/7/2024	311,372	314,486
NRG Energy, Inc., Term Loan B, 3-month USD-LIBOR + 2.250%, 3.583%, 6/30/2023	2,643,235	2,649,248
Southeast PowerGen LLC, Term Loan B, 3-month USD LIBOR + 3.500%, 4.84%, 12/2/2021	901,458	846,244
Terra Gen Finance Co., LLC, Term Loan B, 1-month USD LIBOR + 4.250%, 5.6%, 12/9/2021 (a)	435,463	396,272

		14,557,237
Total Loan Participations and Assignments (Cost $357,737,379)		352,621,607

The accompanying notes are an integral part of the financial statements.

18	Deutsche Floating Rate Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 1.9%
Consumer Discretionary 0.6%
CCO Holdings LLC, 144A, 5.125%, 5/1/2023	500,000	517,500
Univision Communications, Inc., 144A, 5.125%, 5/15/2023	2,000,000	2,000,000

		2,517,500

Energy 0.5%
Chesapeake Energy Corp., 6.125%, 2/15/2021	948,000	955,110
Continental Resources, Inc., 5.0%, 9/15/2022	500,000	509,375
Energy Transfer Equity LP, 7.5%, 10/15/2020	400,000	444,000

		1,908,485

Health Care 0.2%
Valeant Pharmaceuticals International, Inc., 144A, 5.5%, 11/1/2025	660,000	668,316

Materials 0.6%
Hexion, Inc., 6.625%, 4/15/2020	750,000	661,875
Reynolds Group Issuer, Inc., 144A, 5.125%, 7/15/2023	500,000	518,750
Teck Resources Ltd., 4.75%, 1/15/2022	961,000	1,009,050

		2,189,675
Total Corporate Bonds (Cost $7,152,463)		7,283,976

	Shares	Value ($)
Common Stocks 0.0%
Consumer Staples 0.0%
Fairway Group Acquisition Co.* (a)	36,771	0

Information Technology 0.0%
Answers Corp.	2,219	37,168

Total Common Stocks (Cost $715,073)		37,168

Warrant 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022* (a) (Cost $713,596)	6,166	0

Exchange-Traded Funds 5.8%
iShares iBoxx $ High Yield Corporate Bond ETF	210,425	18,471,107
SPDR Bloomberg Barclays High Yield Bond ETF	108,000	3,989,520

Total Exchange-Traded Funds (Cost $22,290,402)		22,460,627

The accompanying notes are an integral part of the financial statements.

Deutsche Floating Rate Fund	19

	Shares	Value ($)
Cash Equivalents 1.2%
Deutsche Central Cash Management Government Fund, 1.12% (b) (Cost $4,806,312)	4,806,312	4,806,312

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $393,415,225)	99.9	387,209,690
Other Assets and Liabilities, Net	0.1	282,672

Net Assets	100.0	387,492,362

The following table represents a senior loan that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Coach America Holdings, Inc.*	12-month USD LIBOR + 5.75%	4/20/2018	USD 1,693,059	1,685,009	169

*	Non-income producing security.

**	Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of November 30, 2017.

(a)	Investment was valued using significant unobservable inputs.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prime Rate: Interest rate charged by banks to their most creditworthy customers.

SPDR: Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

20	Deutsche Floating Rate Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (c)
Loan Participations and Assignments	$—	$351,856,166	$765,441	$352,621,607
Corporate Bonds	—	7,283,976	—	7,283,976
Common Stocks	—	37,168	0	37,168
Warrants	—	—	0	0
Exchange-Traded Funds	22,460,627	—	—	22,460,627
Short-Term Investments	4,806,312	—	—	4,806,312
Total	$27,266,939	$359,177,310	$765,441	$387,209,690

(c)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche Floating Rate Fund	21

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Loan Participations and Assignments	Common Stock	Warrants	Total
Balance as of May 31, 2017	$7,086,576	$0	$—	$7,086,576
Realized gains (loss)	20,668	—	—	20,668
Change in unrealized appreciation (depreciation)	(2,366,834)	0	(713,596)	(3,080,430)
Amortization premium/discount	16,375	—	—	16,375
Purchases (Sales)	(1,526,019)	—	713,596	(812,423)
Transfers into Level 3 (d)	369,675	—	—	369,675
Transfers (out) of Level 3 (e)	(2,835,000)	—	—	(2,835,000)
Balance as of November 30, 2017	$765,441	$0	0	$765,441
Net change in unrealized appreciation (depreciation) from investments still held as of November 30, 2017	$(2,313,619)	$0	(713,596)	$(3,027,215)

(d)	During the period ended November 30, 2017, the amount of transfers between Level 2 & Level 3 was $369,675. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

(e)	During the period ended November 30, 2017, the amount of transfers between Level 3 & Level 2 was $2,835,000. The investment was transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

A significant change in the broker quotes could have a material change on the fair value measurement.

The accompanying notes are an integral part of the financial statements.

22	Deutsche Floating Rate Fund

Statement of Assets and Liabilities

as of November 30, 2017 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $388,608,913)	$382,403,378
Investment in Deutsche Central Cash Management Government Fund (cost $4,806,312)	4,806,312
Cash	20,000
Receivable for investments sold	18,533,432
Receivable for Fund shares sold	121,120
Interest receivable	1,657,306
Other assets	36,955
Total assets	407,578,503

Liabilities
Payable for investments purchased	16,386,313
Payable for Fund shares redeemed	2,922,176
Accrued management fee	130,600
Accrued Trustees’ fees	9,693
Other accrued expenses and payables	637,359
Total liabilities	20,086,141
Net assets, at value	$387,492,362

Net Assets Consist of
Undistributed net investment income	66,488
Net unrealized appreciation (depreciation) on investments	(6,205,535)
Accumulated net realized gain (loss)	(250,695,061)
Paid-in capital	644,326,470
Net assets, at value	$387,492,362

The accompanying notes are an integral part of the financial statements.

Deutsche Floating Rate Fund	23

Statement of Assets and Liabilities as of November 30, 2017 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($101,622,262 ÷ 12,340,019 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.24
Maximum offering price per share (100 ÷ 97.25 of $8.24)	$8.47
Class C
Net Asset Value offering and redemption price (subject to contingent deferred sales charge) per share ($113,837,629 ÷ 13,749,144 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.28
Class R6
Net Asset Value offering and redemption price per share ($422,644 ÷ 51,305 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.24
Class S
Net Asset Value offering and redemption price per share ($117,107,049 ÷ 14,233,894 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.23
Institutional Class
Net Asset Value offering and redemption price per share ($54,502,778 ÷ 6,619,529 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.23

The accompanying notes are an integral part of the financial statements.

24	Deutsche Floating Rate Fund

Statement of Operations

for the six months ended November 30, 2017 (Unaudited)

Investment Income
Income:
Interest	$10,900,957
Dividends	623,830
Income distributions — Deutsche Central Cash Management Government Fund	88,188
Total income	11,612,975
Expenses:
Management fee	1,530,038
Administration fee	235,390
Services to shareholders	347,704
Distribution and service fees	786,445
Custodian fee	92,583
Professional fees	74,925
Reports to shareholders	35,802
Registration fees	46,564
Trustees’ fees and expenses	17,187
Other	53,094
Total expenses before expense reductions	3,219,732
Expense reductions	(531,835)
Total expenses after expense reductions	2,687,897
Net investment income	8,925,078

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(4,886,997)
Change in net unrealized appreciation (depreciation) on:
Investments	(2,753,031)
Unfunded loan commitments	(551)
(2,753,582)
Net gain (loss)	(7,640,579)
Net increase (decrease) in net assets resulting from operations	$1,284,499

The accompanying notes are an integral part of the financial statements.

Deutsche Floating Rate Fund	25

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017

Operations:
Net investment income	$8,925,078	$26,784,628
Net realized gain (loss)	(4,886,997)	(33,653,173)
Change in net unrealized appreciation (depreciation)	(2,753,582)	34,896,741
Net increase (decrease) in net assets resulting from operations	1,284,499	28,028,196
Distributions to shareholders:
Net investment income:
Class A	(2,271,043)	(8,501,318)
Class C	(2,018,446)	(6,524,982)
Class R6	(8,960)	(83,369)
Class S	(2,978,044)	(10,139,271)
Institutional Class	(1,581,429)	(5,352,315)
Return of Capital:
Class A	—	(93,897)
Class C	—	(72,069)
Class R6	—	(921)
Class S	—	(111,988)
Institutional Class	—	(59,117)
Total distributions	(8,857,922)	(30,939,247)
Fund share transactions:
Proceeds from shares sold	17,445,441	152,300,543
Reinvestment of distributions	8,201,207	28,531,878
Cost of shares redeemed	(164,326,230)	(600,247,142)
Net increase (decrease) in net assets from Fund share transactions	(138,679,582)	(419,414,721)
Increase (decrease) in net assets	(146,253,005)	(422,325,772)
Net assets at beginning of period	533,745,367	956,071,139
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $66,488 and $668, respectively)	$387,492,362	$533,745,367

The accompanying notes are an integral part of the financial statements.

26	Deutsche Floating Rate Fund

Financial Highlights

	Six Months Ended 11/30/17		Years Ended May 31,
Class A	(Unaudited)		2017		2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$8.37		$8.41		$9.23	$9.43	$9.49	$9.21
Income (loss) from investment operations:
Net investment income[a]	.16		.33		.37	.37	.37	.44
Net realized and unrealized gain (loss)	(.13)		.02		(.80)	(.21)	(.07)	.28
Total from investment operations	.03		.35		(.43)	.16	.30	.72
Less distributions from:
Net investment income	(.16)		(.39)		(.39)	(.36)	(.36)	(.44)
Return of capital	—		(.00	)***	—	—	—	—
Total distributions	(.16)		(.39)		(.39)	(.36)	(.36)	(.44)
Net asset value, end of period	$8.24		$8.37		$8.41	$9.23	$9.43	$9.49
Total Return (%)[b,c]	.41	**	4.21		(4.88)	1.95	3.24	7.93

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	102		127		243	425	784	717
Ratio of expenses before expense reductions (%)	1.24	*	1.19		1.16	1.14	1.14	1.14
Ratio of expenses after expense reductions (%)	1.03	*	1.02		1.03	1.06	1.07	1.09
Ratio of net investment income (%)	3.90	*	3.96		4.25	4.03	3.89	4.69
Portfolio turnover rate (%)	20	**	44		36	22	76 [d]	53

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Floating Rate Fund	27

	Six Months Ended 11/30/17		Years Ended May 31,
Class C	(Unaudited)		2017		2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$8.41		$8.46		$9.28	$9.48	$9.55	$9.26
Income (loss) from investment operations:
Net investment income[a]	.13		.27		.31	.31	.30	.37
Net realized and unrealized gain (loss)	(.13)		.01		(.80)	(.22)	(.08)	.29
Total from investment operations	.00	***	.28		(.49)	.09	.22	.66
Less distributions from:
Net investment income	(.13)		(.33)		(.33)	(.29)	(.29)	(.37)
Return of capital	—		(.00	)***	—	—	—	—
Total distributions	(.13)		(.33)		(.33)	(.29)	(.29)	(.37)
Net asset value, end of period	$8.28		$8.41		$8.46	$9.28	$9.48	$9.55
Total Return (%)[b,c]	(.08	)**	3.44		(5.55)	1.20	2.47	7.13

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	114		142		205	304	424	390
Ratio of expenses before expense reductions (%)	2.02	*	1.95		1.91	1.91	1.89	1.90
Ratio of expenses after expense reductions (%)	1.78	*	1.77		1.78	1.81	1.82	1.83
Ratio of net investment income (%)	3.15	*	3.21		3.50	3.29	3.14	3.95
Portfolio turnover rate (%)	20	**	44		36	22	76 [d]	53

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

28	Deutsche Floating Rate Fund

	Six Months Ended 11/30/17		Years Ended May 31,			Period Ended
Class R6	(Unaudited)		2017		2016	5/31/15[a]

Selected Per Share Data
Net asset value, beginning of period	$8.37		$8.41		$9.23	$9.29
Income (loss) from investment operations:
Net investment income[b]	.17		.34		.39	.27
Net realized and unrealized gain (loss)	(.13)		.03		(.80)	(.07)
Total from investment operations	.04		.37		(.41)	.20
Less distributions from:
Net investment income	(.17)		(.41)		(.41)	(.26)
Return of capital	—		(.00	)***	—	—
Total distributions	(.17)		(.41)		(.41)	(.26)
Net asset value, end of period	$8.24		$8.37		$8.41	$9.23
Total Return (%)[c]	.54	**	4.49		(4.63)	2.38	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.4		.4		4	.01
Ratio of expenses before expense reductions (%)	.90	*	.86		.82	.95	*
Ratio of expenses after expense reductions (%)	.78	*	.77		.76	.80	*
Ratio of net investment income (%)	4.14	*	4.10		4.63	4.40	*
Portfolio turnover rate (%)	20	**	44		36	22	[d]

[a]	For the period from October 1, 2014 (commencement of operations) to May 31, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the entire year ended May 31, 2015.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Floating Rate Fund	29

	Six Months Ended 11/30/17		Years Ended May 31,
Class S	(Unaudited)		2017		2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$8.36		$8.40		$9.22	$9.42	$9.49	$9.21
Income (loss) from investment operations:
Net investment income[a]	.17		.34		.38	.39	.38	.45
Net realized and unrealized gain (loss)	(.13)		.02		(.80)	(.22)	(.07)	.28
Total from investment operations	.04		.36		(.42)	.17	.31	.73
Less distributions from:
Net investment income	(.17)		(.40)		(.40)	(.37)	(.38)	(.45)
Return of capital	—		(.00	)***	—	—	—	—
Total distributions	(.17)		(.40)		(.40)	(.37)	(.38)	(.45)
Net asset value, end of period	$8.23		$8.36		$8.40	$9.22	$9.42	$9.49
Total Return (%)[b]	.48	**	4.37		(4.75)	2.10	3.29	8.12

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	117		178		321	748	1,141	979
Ratio of expenses before expense reductions (%)	1.12	*	1.02		1.01	1.00	1.02	1.01
Ratio of expenses after expense reductions (%)	.88	*	.87		.88	.91	.92	.93
Ratio of net investment income (%)	4.06	*	4.10		4.39	4.19	4.04	4.85
Portfolio turnover rate (%)	20	**	44		36	22	76 [c]	53

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

30	Deutsche Floating Rate Fund

	Six Months Ended 11/30/17		Years Ended May 31,
Institutional Class	(Unaudited)		2017		2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$8.37		$8.41		$9.24	$9.43	$9.50	$9.22
Income (loss) from investment operations:
Net investment income[a]	.17		.35		.39	.40	.39	.47
Net realized and unrealized gain (loss)	(.14)		.02		(.81)	(.21)	(.07)	.28
Total from investment operations	.03		.37		(.42)	.19	.32	.75
Less distributions from:
Net investment income	(.17)		(.41)		(.41)	(.38)	(.39)	(.47)
Return of capital	—		(.00	)***	—	—	—	—
Total distributions	(.17)		(.41)		(.41)	(.38)	(.39)	(.47)
Net asset value, end of period	$8.23		$8.37		$8.41	$9.24	$9.43	$9.50
Total Return (%)[b]	.41	**	4.48		(4.64)	2.22	3.44	8.29

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55		86		184	655	907	529
Ratio of expenses before expense reductions (%)	.96	*	.93		.88	.87	.85	.83
Ratio of expenses after expense reductions (%)	.78	*	.77		.78	.81	.80	.78
Ratio of net investment income (%)	4.15	*	4.21		4.48	4.29	4.16	4.98
Portfolio turnover rate (%)	20	**	44		36	22	76 [c]	53

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Floating Rate Fund	31

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Floating Rate Fund (the “Fund”) is a diversified series of Deutsche Portfolio Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1

32	Deutsche Floating Rate Fund

includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Senior loans and debt securities are valued by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans and debt securities are generally categorized as Level 2.

Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 securities.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the

Deutsche Floating Rate Fund	33

company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans (“Loans”) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

34	Deutsche Floating Rate Fund

At May 31, 2017, the Fund had approximately $245,664,000 of net capital losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($26,173,000) and long-term losses ($219,491,000).

At May 31, 2017, the aggregate cost of investments for federal income tax purposes was $550,672,689. The net unrealized depreciation for all investments based on tax cost was $3,597,411. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $7,540,181 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $11,137,592.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly

Deutsche Floating Rate Fund	35

attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income, including commitment fees included in interest income in the Statement of Operations, is recorded as income when received by the Fund. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for tax and financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended November 30, 2017, purchases and sales of investment securities (excluding short-term instruments) aggregated $91,817,376 and $230,097,603, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund’s average daily net assets	.650%
Next $1.5 billion of such net assets	.635%
Next $2.5 billion of such net assets	.610%
Next $2.5 billion of such net assets	.585%
Next $2.5 billion of such net assets	.560%
Over $10.0 billion of such net assets	.550%

Accordingly, for the six months ended November 30, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.

36	Deutsche Floating Rate Fund

For the period June 1, 2017 through November 30, 2017, the Advisor voluntarily agreed to waive a portion of its management fee in the amount of 0.05% of the Fund’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the period from June 1, 2017 through September 30, 2017, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.02%
Class C	1.77%
Class R6	.77%
Class S	.87%
Institutional Class	.77%

Effective October 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.03%
Class C	1.78%
Class R6	.78%
Class S	.88%
Institutional Class .	78%

For the six months ended November 30, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$124,062
Class C	153,761
Class R6	274
Class S	181,347
Institutional Class	72,391
$531,835

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s

Deutsche Floating Rate Fund	37

average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2017, the Administration Fee was $235,390, of which $33,585 is unpaid.

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended November 30, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2017
Class A	$5,712	$3,292
Class C	3,590	2,084
Class R6	19	13
Class S	6,401	3,611
Institutional Class	1,155	687
	$16,877	$9,687

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2017
Class C	$480,954	$71,585

In addition, DDI provides information and administrative services for a fee (Service Fee) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2017	Annualized Rate
Class A	$144,836	$68,748	.25%
Class C	160,655	73,935	.25%
	$305,491	$142,683

38	Deutsche Floating Rate Fund

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2017 aggregated $560.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C shares. For the six months ended November 30, 2017, the CDSC for Class C shares aggregated $1,943. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2017, DDI received $3,582 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended November 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,418, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks.

Deutsche Floating Rate Fund	39

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2017.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	314,018	$2,616,538	2,554,222	$21,493,063
Class C	92,473	772,333	994,062	8,408,983
Class R6	—	—	89,130	750,348
Class S	1,289,874	10,714,142	10,709,085	90,108,534
Institutional Class	403,133	3,342,428	3,745,774	31,539,615
		$17,445,441		$152,300,543

Shares issued to shareholders in reinvestment of distributions
Class A	253,657	$2,102,086	953,287	$7,998,045
Class C	219,581	1,829,680	695,957	5,870,745
Class R6	1,081	8,960	10,053	84,290
Class S	325,109	2,691,843	1,109,058	9,296,308
Institutional Class	189,237	1,568,638	629,638	5,282,490
		$8,201,207		$28,531,878

Shares redeemed
Class A	(3,405,038)	$(28,244,586)	(17,175,677)	$(144,460,590)
Class C	(3,468,838)	(28,956,563)	(8,992,378)	(75,988,915)
Class R6	(1,024)	(8,478)	(465,787)	(3,912,909)
Class S	(8,664,224)	(71,892,102)	(28,774,528)	(241,693,170)
Institutional Class	(4,258,789)	(35,224,501)	(15,950,880)	(134,191,558)
		$(164,326,230)		$(600,247,142)

40	Deutsche Floating Rate Fund

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Dollars	Shares	Dollars

Net increase (decrease)
Class A	(2,837,363)	$(23,525,962)	(13,668,168)	$(114,969,482)
Class C	(3,156,784)	(26,354,550)	(7,302,359)	(61,709,187)
Class R6	57	482	(366,604)	(3,078,271)
Class S	(7,049,241)	(58,486,117)	(16,956,385)	(142,288,328)
Institutional Class	(3,666,419)	(30,313,435)	(11,575,468)	(97,369,453)
		$(138,679,582)		$(419,414,721)

Deutsche Floating Rate Fund	41

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2017 to November 30, 2017).

The tables illustrate your Fund’s expenses in two ways:

—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

42	Deutsche Floating Rate Fund

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2017 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/17	$1,004.10	$999.20	$1,005.40	$1,004.80	$1,004.10
Expenses Paid per $1,000*	$5.17	$8.92	$3.92	$4.42	$3.92

Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/17	$1,019.90	$1,016.14	$1,021.16	$1,020.66	$1,021.16
Expenses Paid per $1,000*	$5.22	$9.00	$3.95	$4.46	$3.95

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
Deutsche Floating Rate Fund	1.03%	1.78%	.78%	.88%	.78%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Floating Rate Fund	43

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Floating Rate Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The

44	Deutsche Floating Rate Fund

Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three-, and five-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in recent periods and continued to

Deutsche Floating Rate Fund	45

discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that would be effective September 19. 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board noted that, since 2011, DIMA has waived voluntarily a portion (0.05%) of the Fund’s management fee. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

46	Deutsche Floating Rate Fund

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience,

Deutsche Floating Rate Fund	47

seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

48	Deutsche Floating Rate Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting”at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche Floating Rate Fund	49

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DFRAX	DFRCX	DFRPX	DFRTX
CUSIP Number	25157W 602	25157W 701	25157W 883	25157W 800
Fund Number	443	743	2043	1443

For shareholders of R6
Automated Information Line	Deutsche AM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

deutschefunds.com

Click “Retirement Plans“ to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	Deutsche AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DFRRX
CUSIP Number	25157W 875
Fund Number	1643

50	Deutsche Floating Rate Fund

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

–    Social Security number

–    Account balances

–    Purchase and transaction history

–    Bank account information

–    Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Deutsche Floating Rate Fund	51

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

–    open an account

–     give us your contact information

– provide bank account information for ACH or wire transactions

–    tell us where to send money

–    seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

–    sharing for affiliates’ everyday business purposes

–    information about your creditworthiness

–    affiliates from using your information to market to you

–     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.

Rev. 05/2017

52	Deutsche Floating Rate Fund

DFRF-3

(R-025433-7 1/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Floating Rate Fund, a series of Deutsche Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	1/29/2018